FRANKLIN PARKWAY TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

April 16, 2013

Filed Via EDGAR (CIK #0001022804)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:  Franklin Templeton Fund Allocator Series (Registrant)

File Nos. 333-13601 and 811-07851

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, as amended (1933 Act), and the Investment Company Act of 1940, as amended (1940 Act).

The Amendment is being filed in order to register shares of a new series’ of the Registrant for public sale under the 1933 Act. The new series’ will be called Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund (the Fund). The Fund will offer five share classes, Class A, Class C, Class R, Class R6 and Advisor Class.

Each Fund's will have investment goal is to seek the highest level of long-term total return consistent with its asset allocation. Each Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal. Each Fund is a “fund of funds” that seeks to achieve its investment goal by investing its assets primarily in other mutual funds (underlying funds), predominantly other Franklin Templeton mutual funds. Each Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name. The Funds are designed on the assumption that many investors will take a lump-sum withdrawal of their investment around their retirement date. This filing includes a Class A, C, R, R6 and Advisor Class prospectus and a Class A, C, R, R6 and Advisor Class statement of additional information (SAI) for the Fund. We believe that the Fund's operations do not raise novel or complex issues of law or policy.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the U.S. Securities and Exchange Commission.  The Staff recently reviewed an amendment to the registration statement of Franklin Templeton Fund Allocator Series (FTFAS) that was filed pursuant to Rule 485(a)(2) under the 1933 Act on February 16, 2013 to register new class of shares on behalf of series Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, and Franklin Templeton 2045 Retirement Target Fund. The Fund’s investment strategies and risks as set forth in the Fund’s prospectus and SAI are substantially similar to the investment strategies and risks of the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, and Franklin Templeton 2045 Retirement Target Fund as set forth in the prospectus and SAI included in the FTFAS Amendment.  In addition, the non-investment related sections of the prospectus and SAI included in the Amendment are substantially similar to those sections in the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund, and Franklin Templeton 2045 Retirement Target Fund prospectus and SAI included in the FTFAS Amendment.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective at least seventy-five days after the filing.

The Amendment relates only to the Franklin LifeSmart™ 2020 Retirement Target Fund, Franklin LifeSmart™ 2030 Retirement Target Fund, Franklin LifeSmart™ 2040 Retirement Target Fund and Franklin LifeSmart™ 2050 Retirement Target Fund series of the Registrant.  The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any questions or comments relating to this filing to Bruce Bohan, Esq. at (650) 312-3504.

Very truly yours,

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS: ksa